                       MARQUIS PORTFOLIOS(SM) PROSPECTUS:
            METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This prospectus describes MARQUIS PORTFOLIOS, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

Your premium ("Purchase Payments") accumulates on a variable basis in one or more of our Variable Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options as of April 30, 2007 are:




AMERICAN FUNDS INSURANCE SERIES -- CLASS 2         Dreman Small-Cap Value Portfolio -- Class A
  American Funds Global Growth Fund                Janus Forty Portfolio -- Class A
  American Funds Growth Fund                       Lazard Mid-Cap Portfolio -- Class B
  American Funds Growth-Income Fund                Legg Mason Value Equity Portfolio -- Class
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        B
  TRUST -- CLASS 2                                 Lord Abbett Growth and Income
  Templeton Developing Markets Securities             Portfolio -- Class B
     Fund                                          Lord Abbett Mid-Cap Value
  Templeton Foreign Securities Fund                   Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Met/AIM Capital Appreciation
  Legg Mason Partners Variable Aggressive             Portfolio -- Class A
     Growth Portfolio -- Class I                   Met/AIM Small Cap Growth Portfolio -- Class
  Legg Mason Partners Variable Appreciation           A
     Portfolio -- Class I                          MFS(R) Research International
  Legg Mason Partners Variable Dividend               Portfolio -- Class B
     Strategy Portfolio                            MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         Neuberger Berman Real Estate
     Value Portfolio -- Class I                       Portfolio -- Class B
  Legg Mason Partners Variable Investors           PIMCO Inflation Protected Bond
     Portfolio -- Class I                             Portfolio -- Class B
  Legg Mason Partners Variable Large Cap           PIMCO Total Return Portfolio -- Class B
     Growth Portfolio -- Class I                   Pioneer Fund Portfolio -- Class A
  Legg Mason Partners Variable Multiple            Third Avenue Small Cap Value
     Discipline Portfolio -- All Cap Growth           Portfolio -- Class B
     and Value                                     Van Kampen Comstock Portfolio -- Class B
  Legg Mason Partners Variable Multiple            Van Kampen Mid-Cap Growth
     Discipline Portfolio -- Large Cap Growth         Portfolio -- Class B
     and Value                                   METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Small Cap           BlackRock Bond Income Portfolio -- Class E
     Growth Portfolio -- Class I                   FI Large Cap Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Global High         MFS(R) Total Return Portfolio -- Class F
     Yield Bond Portfolio -- Class I               Western Asset Management U.S. Government
  Legg Mason Partners Variable Money Market           Portfolio -- Class A
     Portfolio                                   VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
MET INVESTORS SERIES TRUST                         Strategic Growth Portfolio
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large-Cap Core Portfolio -- Class
     E



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

The Contract is not offered to new purchasers.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS




Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     11
The Annuity Contract....................     11
  Contract Owner Inquiries..............     12
  Purchase Payments.....................     12
  Accumulation Units....................     13
  The Variable Funding Options..........     13
Charges and Deductions..................     18
  General...............................     18
  Transfer Charge.......................     18
  Administrative Charges................     19
  Mortality and Expense Risk Charge.....     19
  Enhanced Stepped-Up Provision Charge..     19
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     19
  Variable Funding Option Expenses......     19
  Premium Tax...........................     19
  Changes in Taxes Based upon Premium or
     Value..............................     19
Transfers...............................     20
  Market Timing/Excessive Trading.......     20
Asset Allocation Program................     22
Access to Your Money....................     23
  Systematic Withdrawals................     24
Ownership Provisions....................     24
  Types of Ownership....................     24
  Contract Owner........................     24
  Beneficiary...........................     25
  Annuitant.............................     25
Death Benefit...........................     25
  Death Proceeds before the Maturity
     Date...............................     25
  Enhanced Stepped-Up Provision.........     26
  Payment of Proceeds...................     27
  Spousal Contract Continuance..........     29
  Beneficiary Contract Continuance......     29
  Death Proceeds after the Maturity
     Date...............................     30
Living Benefits.........................     30
  Guaranteed Minimum Withdrawal
     Benefit............................     30
The Annuity Period......................     35
  Maturity Date.........................     35
  Allocation of Annuity.................     36
  Variable Annuity......................     36
  Fixed Annuity.........................     36
Payment Options.........................     37
  Election of Options...................     37
  Annuity Options.......................     37
  Variable Liquidity Benefit............     37
Miscellaneous Contract Provisions.......     38
  Right to Return.......................     38
  Termination...........................     38
  Required Reports......................     38
  Suspension of Payments................     38
The Separate Accounts...................     38
  Performance Information...............     39
Federal Tax Considerations..............     40
  General Taxation of Annuities.........     40
  Types of Contracts: Qualified and Non-
     qualified..........................     41
  Qualified Annuity Contracts...........     41
     Taxation of Qualified Annuity
       Contracts........................     41
     Mandatory Distributions for
       Qualified Plans..................     41
     Individual Retirement Annuities....     42
     Roth IRAs..........................     42
     TSAs (ERISA and non-ERISA).........     43
  Non-qualified Annuity Contracts.......     44
     Diversification Requirements for
       Variable Annuities...............     46
     Ownership of the Investments.......     46
     Taxation of Death Benefit
       Proceeds.........................     46
  Other Tax Considerations..............     46
     Treatment of Charges for Optional
       Benefits.........................     46
     Puerto Rico Tax Considerations.....     47
     Non-Resident Aliens................     47
     Tax Credits and Deductions.........     47
Other Information.......................     47
  The Insurance Companies...............     47
  Financial Statements..................     48
  Distribution of Variable Annuity
     Contracts..........................     48
  Conformity with State and Federal
     Laws...............................     50
  Voting Rights.........................     50
  Restrictions on Financial
     Transactions.......................     50
  Legal Proceedings.....................     50
Appendix A: Condensed Financial
  Information for MetLife Insurance
  Company of Connecticut Separate
  Account TM............................    A-1
Appendix B: Condensed Financial
  Information for MetLife Life and
  Annuity Company of Connecticut
  Separate Account TM II................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: Contents of the Statement of
  Additional Information................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                               MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account TM for Variable Annuities ("Separate Account TM "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

The Contract is not offered to new purchasers. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The Contract is not offered to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit and 1.70% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.25% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may be owed on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. (Please refer to the Death Benefit section in the Prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT OWNER TRANSACTION EXPENSES



TRANSFER CHARGE.........................................   $10(1)
(assessed on transfers that exceed 12 per year)





CONTRACT ADMINISTRATIVE CHARGE
Annual Contract Administrative Charge...................   $40(2)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:


                                                           STANDARD DEATH BENEFIT    ENHANCED DEATH BENEFIT
                                                           ----------------------    ----------------------


Mortality and Expense Risk Charge......................           1.55%(3)                  1.70%(3)
Administrative Expense Charge..........................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED....................................           1.70%                     1.85%
Optional E.S.P. Charge.................................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.............................................           1.95%                     2.10%
Optional GMWB I Charge (maximum upon reset)............           1.00%(4)                  1.00%(4)
Optional GMWB II Charge (maximum upon reset)...........           1.00%(4)                  1.00%(4)
Optional GMWB III Charge...............................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.............................................           2.70%                     2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.............................................           2.70%                     2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED........................................           1.95%                     2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED......................................           2.95%                     3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.....................................           2.95%                     3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED....................................           2.20%                     2.35%


---------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.
(3) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio.
(4) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1), and other
  expenses)...........................................................    .48%      1.72%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                     DISTRIBUTION                 TOTAL     CONTRACTUAL FEE       NET TOTAL
                                                        AND/OR                    ANNUAL         WAIVER             ANNUAL
                                       MANAGEMENT       SERVICE        OTHER    OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                           FEE       (12b-1) FEES    EXPENSES    EXPENSES    REIMBURSEMENT       EXPENSES(*)
----------------                      ------------  --------------  ----------  ---------  -----------------  -----------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2................      0.55%          0.25%         0.03%      0.83%            --         0.83%
  American Funds Growth
     Fund -- Class 2................      0.32%          0.25%         0.02%      0.59%            --         0.59%
  American Funds Growth-Income
     Fund -- Class 2................      0.27%          0.25%         0.01%      0.53%            --         0.53%
DELAWARE VIP TRUST
  Delaware VIP Small Cap Value
     Series -- Standard Class+......      0.72%            --          0.11%      0.83%            --         0.83%
DREYFUS VARIABLE INVESTMENT TRUST
  Dreyfus Variable Investment
     Fund -- Appreciation
     Portfolio -- Initial Shares+...      0.75%            --          0.07%      0.82%            --         0.82%
  Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares+...      0.75%            --          0.09%      0.84%            --         0.84%(18)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Mid Cap Portfolio -- Service
     Class 2+.......................      0.57%          0.25%         0.11%      0.93%            --         0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2+....      0.48%          0.25%         0.30%      1.03%          0.01%        1.02%(1)
  Templeton Developing Markets
     Securities Fund -- Class 2.....      1.23%          0.25%         0.24%      1.72%            --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2................      0.63%          0.25%         0.18%      1.06%          0.03%        1.03%(2)
JANUS ASPEN SERIES
  International Growth
     Portfolio -- Service Shares+...      0.64%          0.25%         0.07%      0.96%            --         0.96%
  Mid Cap Growth
     Portfolio -- Service Shares+...      0.64%          0.25%         0.06%      0.95%            --         0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++.........      0.75%            --          0.02%      0.77%            --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I..............................      0.70%            --          0.02%      0.72%            --         0.72%(14)
  Legg Mason Partners Variable
     Dividend Strategy Portfolio++..      0.65%            --          0.24%      0.89%            --         0.89%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I...........      0.75%            --          0.02%      0.77%            --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I..............................      0.65%            --          0.07%      0.72%            --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++............................      0.75%            --          0.04%      0.79%            --         0.79%

                                                     DISTRIBUTION                 TOTAL     CONTRACTUAL FEE       NET TOTAL
                                                        AND/OR                    ANNUAL         WAIVER             ANNUAL
                                       MANAGEMENT       SERVICE        OTHER    OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                           FEE       (12b-1) FEES    EXPENSES    EXPENSES    REIMBURSEMENT       EXPENSES(*)
----------------                      ------------  --------------  ----------  ---------  -----------------  -----------------

  Legg Mason Partners Variable Mid
     Cap Core Portfolio -- Class
     I+++...........................      0.75%            --          0.07%      0.82%            --         0.82%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- All Cap Growth and
     Value..........................      0.75%          0.25%         0.05%      1.05%            --         1.05%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- Global All Cap
     Growth and Value+..............      0.75%          0.25%         0.09%      1.09%            --         1.09%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- Large Cap Growth
     and Value......................      0.75%          0.25%         0.21%      1.21%            --         1.21%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class
     I..............................      0.75%            --          0.21%      0.96%            --         0.96%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio+++...................      0.55%          0.25%         0.22%      1.02%            --         1.02%
  Legg Mason Partners Variable
     Global High Yield Bond
     Portfolio -- Class I...........      0.80%            --          0.18%      0.98%            --         0.98%
  Legg Mason Partners Variable High
     Income Portfolio+++............      0.60%            --          0.06%      0.66%            --         0.66%
  Legg Mason Partners Variable Money
     Market Portfolio++.............      0.45%            --          0.03%      0.48%            --         0.48%
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock
     Portfolio -- Class A+..........      0.70%            --          0.11%      0.81%            --         0.81%(4)(15)
  BlackRock High Yield
     Portfolio -- Class A...........      0.60%            --          0.32%      0.92%            --         0.92%(4)(5)(15)
  BlackRock Large-Cap Core                                                                                    1.00%(4)(5)(15)-
     Portfolio -- Class E...........      0.63%          0.15%         0.22%      1.00%            --              (16)
  Dreman Small-Cap Value
     Portfolio -- Class A...........      0.82%            --          0.37%      1.19%          0.09%        1.10%(4)(6)(15)
  Harris Oakmark International
     Portfolio -- Class A+..........      0.78%            --          0.13%      0.91%            --         0.91%(4)
  Janus Forty Portfolio -- Class A..      0.65%            --          0.06%      0.71%            --         0.71%(4)(15)
  Lazard Mid-Cap Portfolio -- Class
     B..............................      0.70%          0.25%         0.06%      1.01%            --         1.01%(4)
  Legg Mason Value Equity
     Portfolio -- Class B...........      0.64%          0.25%         0.16%      1.05%            --         1.05%(4)(7)
  Lord Abbett Growth and Income
     Portfolio -- Class B...........      0.50%          0.25%         0.03%      0.78%            --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B...........      0.68%          0.25%         0.07%      1.00%            --         1.00%(4)
  Met/AIM Capital Appreciation                                                                                0.86%(4)(5)(8)(-
     Portfolio -- Class A++.........      0.77%            --          0.09%      0.86%            --          15)
  Met/AIM Small Cap Growth
     Portfolio -- Class A...........      0.87%            --          0.06%      0.93%            --         0.93%(4)(5)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+..........      1.04%            --          0.29%      1.33%          0.03%        1.30%(4)(6)(9)
  MFS(R) Research International
     Portfolio -- Class B...........      0.72%          0.25%         0.14%      1.11%            --         1.11%(4)
  MFS(R) Value Portfolio -- Class
     A..............................      0.73%            --          0.23%      0.96%            --         0.96%(4)(5)(15)
  Neuberger Berman Real Estate
     Portfolio -- Class A++.........      0.64%            --          0.04%      0.68%            --         0.68%(4)
  Neuberger Berman Real Estate
     Portfolio -- Class B...........      0.64%          0.25%         0.04%      0.93%            --         0.93%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A++.........      0.50%            --          0.05%      0.55%            --         0.55%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class B...........      0.50%          0.25%         0.04%      0.79%            --         0.79%(4)
  PIMCO Total Return
     Portfolio -- Class B...........      0.50%          0.25%         0.05%      0.80%            --         0.80%(4)
  Pioneer Fund Portfolio -- Class
     A..............................      0.75%            --          0.30%      1.05%          0.05%        1.00%(4)(6)(15)
  Third Avenue Small Cap Value
     Portfolio -- Class B...........      0.74%          0.25%         0.04%      1.03%            --         1.03%(4)
  Van Kampen Comstock
     Portfolio -- Class B...........      0.61%          0.25%         0.04%      0.90%            --         0.90%(4)
  Van Kampen Mid-Cap Growth
     Portfolio -- Class B...........      0.70%          0.25%         0.27%      1.22%          0.06%        1.16%(4)(6)(10)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D+..........      0.72%          0.10%         0.06%      0.88%            --         0.88%(17)
  BlackRock Bond Income
     Portfolio -- Class E...........      0.39%          0.15%         0.07%      0.61%          0.01%        0.60%(11)(17)
  Capital Guardian U.S. Equity
     Portfolio -- Class A+..........      0.66%            --          0.06%      0.72%            --         0.72%(17)
  FI Large Cap Portfolio -- Class
     A..............................      0.78%            --          0.06%      0.84%            --         0.84%(12)(17)

                                                     DISTRIBUTION                 TOTAL     CONTRACTUAL FEE       NET TOTAL
                                                        AND/OR                    ANNUAL         WAIVER             ANNUAL
                                       MANAGEMENT       SERVICE        OTHER    OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                           FEE       (12b-1) FEES    EXPENSES    EXPENSES    REIMBURSEMENT       EXPENSES(*)
----------------                      ------------  --------------  ----------  ---------  -----------------  -----------------

  FI Value Leaders
     Portfolio -- Class D...........      0.64%          0.10%         0.07%      0.81%            --         0.81%(17)
  MFS(R) Total Return
     Portfolio -- Class F...........      0.53%          0.20%         0.05%      0.78%            --         0.78%(12)(17)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+..........      0.60%          0.25%         0.08%      0.93%            --         0.93%(17)
  Western Asset Management U.S.
     Government Portfolio -- Class
     A..............................      0.50%            --          0.07%      0.57%            --         0.57%(17)
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class+.........................      0.25%            --          0.40%      0.65%            --         0.65%
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth
     Fund -- Class IB+..............      0.70%          0.25%         0.55%      1.50%            --         1.50%
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth
     Portfolio -- Class II..........      0.70%          0.25%         0.08%      1.03%            --         1.03%
WELLS FARGO ADVANTAGE VARIABLE TRUST
  Wells Fargo Advantage VT Small/Mid
     Cap Value Fund+................      0.75%          0.25%         0.46%      1.46%          0.32%        1.14%(13)


---------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investment except under dollar cost averaging or rebalancing programs in existence at the time of closing.
++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.

NOTES
(1) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).

(2) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).

(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.

(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(6) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees, to 1.10% for Dreman Small-Cap Value Portfolio, 1.30% for MFS(R) Emerging Markets Equity Portfolio, 1.00% for Pioneer Fund Portfolio and 0.90% for Van Kampen Mid-Cap Growth Portfolio.

(7) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

(8) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.

(9) The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.

(10) Due to a brokerage commission recapture not shown in the table, actual net total annual operating expenses for the Portfolio were 1.15% for the prior fiscal year.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.

(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

(13) The adviser has committed through April 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain the 1.14% net operating expense ratio shown.

(14) Other Expenses include 0.01% of "Acquired Fund Fees & Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(15) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule as if that schedule had applied to the Portfolio for the entire fiscal year.

(16) This a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.

(17) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

(18) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).


                               IF CONTRACT IS SURRENDERED OR                 IF CONTRACT IS NOT SURRENDERED OR
                          ANNUITIZED AT THE END OF PERIOD SHOWN:          ANNUITIZED AT THE END OF PERIOD SHOWN:
                      ----------------------------------------------  ----------------------------------------------
FUNDING OPTION          1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with
Maximum Total Annual
Operating Expenses..     $488        $1463       $2439       $4881       $488        $1463       $2439       $4881
Underlying Fund with
Minimum Total Annual
Operating Expenses..      365         1104        1858        3809        365         1104        1858        3809


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Marquis Portfolios is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not offered to new purchasers. However, you may make additional payments of at least $500 at any time.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York

Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisors are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocations of assets to portfolios advised by our affiliates than these that are not, we may be more inclined to offer portfolios offered by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from contract owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DELAWARE VIP TRUST
  Delaware VIP Small Cap Value     Seeks capital appreciation.        Delaware Management Company
     Series -- Standard Class+
DREYFUS VARIABLE INVESTMENT TRUST
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund Appreciation             consistent with the preservation   Subadviser: Fayez Sarofim & Co.
     Portfolio -- Initial Shares+  of capital, with growth of
                                   current income as a secondary
                                   objective.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund Developing Leaders
     Portfolio -- Initial Shares+
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class    capital.                           Company
     2+
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  International Growth             Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares+  capital.
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares+  capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio   principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I+                                            Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value+                                                LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio+                    fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks total return, consistent     Legg Mason Partners Fund Advisor,
     Global High Yield Bond        with the preservation of capital.  LLC
     Portfolio -- Class I                                             Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio+        Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock       Seeks growth of capital.           Met Investors Advisory, LLC
     Portfolio -- Class A+                                            Subadviser: Batterymarch
                                                                      Financial Management, Inc.
  BlackRock High Yield             Seeks to maximize total return,    Met Investors Advisory, LLC
     Portfolio -- Class A          consistent with income generation  Subadviser: BlackRock Advisors,
                                   and prudent investment             LLC
                                   management.
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management, L.L.C.
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class A+         appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Legg Mason Value Equity          Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Legg Mason Capital
                                                                      Management, Inc.
  Lord Abbett Growth and Income    Seeks growth of capital and        Met Investors Advisory, LLC
     Portfolio -- Class B          current income without excessive   Subadviser: Lord, Abbett & Co.
                                   fluctuations in the market value.  LLC
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory, LLC
     Portfolio -- Class B          through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: A I M Capital
                                                                      Management, Inc.
  Met/A I M Small Cap Growth       Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Capital
                                                                      Management, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory, LLC
     Portfolio -- Class A++ and    through investment in real estate  Subadviser: Neuberger Berman
     Class B                       securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory, LLC
     Portfolio -- Class A++ and    return, consistent with            Subadviser: Pacific Investment
     Class B                       preservation of capital and        Management Company LLC
                                   prudent investment management.
  PIMCO Total Return               Seeks maximum total return,        Met Investors Advisory, LLC
     Portfolio -- Class B          consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
  Van Kampen Comstock              Seeks capital growth and income.   Met Investors Advisory, LLC
     Portfolio -- Class B                                             Morgan Stanley Investment
                                                                      Management, Inc. (d/b/a Van
                                                                      Kampen)
  Van Kampen Mid-Cap Growth        Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                             Morgan Stanley Investment
                                                                      Management, Inc. (d/b/a Van
                                                                      Kampen)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D+         appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A+         capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class+                        capital and prudent investment
                                   management.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB+             capital.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class II
WELLS FARGO ADVANTAGE VARIABLE
  TRUST
  Wells Fargo Advantage VT         Seeks long-term capital            Wells Fargo Funds Management, LLC
     Small/MidCap Value Fund+      appreciation.                      Subadviser: Wells Capital
                                                                      Management, Incorporated


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investment except under dollar cost averaging or rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding the Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including portfolio rebalancing, and systematic withdrawal programs)

     - administration of the annuity options available under the Contracts and

     -    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative and

     -    other costs of doing business.

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, this charge is equal to 1.55% annually. If you choose the Enhanced Death Benefit, this charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth, BlackRock High Yield Portfolio, Delaware VIP Small Cap Value Series, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Dreman Small-Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, International Growth Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, MFS(R) Emerging Markets Equity Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Wells Fargo Advantage VT Small/Mid Cap Value Fund (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a rebalancing program or the Asset Allocation Program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract

Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                            ASSET ALLOCATION PROGRAM

--------------------------------------------------------------------------------

The Asset Allocation Program is not offered by this Prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. When you purchase the Contract, you are required to enroll in the Asset Allocation Program. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table -- Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.

In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.

MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract -- The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program.

We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit or the Enhanced Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  the Contract Value on the Death Report Date or

     (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED DEATH BENEFIT

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  the Contract Value on the Death Report Date or

     (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

     (3)  the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals, as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

     - If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

     - If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be 50,000-9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or, if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or, if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the contract and
                                                             instruct the Company to pay
                                                             the beneficiary, who may
                                                             elect to continue the
                                                             Contract.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                              If the Contract Owner is not   than receive the
                              living, then to the            distribution.
                              surviving joint owner. If
                              none, then to the Contract     But, if there is a
                              Owner's estate.                Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.

---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies) or if                                    Yes (Death of
NONNATURAL OWNER/TRUST)       none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


---------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB." A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I," "GMWB II," and "GMWB III." We may refer to any one of these as GMWB. The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS


--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3(rd)
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction." The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                $9,091                 $500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


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                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."


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

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account TM and Separate Account TM II, respectively. References to "Separate Account" refer either to Separate Account TM or Separate Account TM II, depending on the issuer of your Contract. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered

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

with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


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

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule

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

and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

NOTE: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

Marquis Portfolios is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the "MINIMUM" Separate Account Charge available under the contract. The second table provides the AUV information for the "MAXIMUM" Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.079             24,356

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01)...........................................  2006        0.804            0.845                 --
                                                     2005        0.774            0.804             30,054
                                                     2004        0.745            0.774             31,129
                                                     2003        0.606            0.745             56,892
                                                     2002        0.883            0.606             71,514
                                                     2001        1.000            0.883             41,391

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01).................................  2006        1.032            1.078                 --
                                                     2005        1.004            1.032            704,137
                                                     2004        0.918            1.004            568,262
                                                     2003        0.706            0.918            576,419
                                                     2002        0.924            0.706            451,412
                                                     2001        1.000            0.924            393,635

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01).................................  2006        0.847            0.827                 --
                                                     2005        0.750            0.847            451,690
                                                     2004        0.704            0.750            346,138
                                                     2003        0.580            0.704            382,496
                                                     2002        0.854            0.580            254,433
                                                     2001        1.000            0.854             46,304

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.618            1.916            950,907
                                                     2005        1.443            1.618            870,339
                                                     2004        1.293            1.443            387,322
                                                     2003        1.000            1.293              8,352

  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.574            1.706          1,804,111
                                                     2005        1.378            1.574          1,714,224
                                                     2004        1.246            1.378            587,785
                                                     2003        1.000            1.246             72,456

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.412            1.599          2,560,848
                                                     2005        1.357            1.412          2,602,261
                                                     2004        1.251            1.357          1,201,533
                                                     2003        1.000            1.251            157,374

Capital Appreciation Fund
  Capital Appreciation Fund (7/05).................  2006        1.144            1.132                 --
                                                     2005        1.039            1.144            128,476

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98)...........................................  2006        1.695            2.209             87,436
                                                     2005        1.348            1.695            104,930
                                                     2004        1.097            1.348            124,849
                                                     2003        0.781            1.097            151,321
                                                     2002        0.898            0.781            199,865
                                                     2001        1.012            0.898            197,721
                                                     2000        1.503            1.012            172,677
                                                     1999        0.843            1.503             30,889
                                                     1998        1.000            0.843             27,219

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98)...........................................  2006        2.335            3.045            599,552
                                                     2005        2.216            2.335            686,665
                                                     2004        1.716            2.216            623,854
                                                     2003        1.302            1.716            471,982
                                                     2002        1.267            1.302            497,132
                                                     2001        1.185            1.267            306,300
                                                     2000        0.917            1.185            203,266
                                                     1999        0.958            0.917             30,843
                                                     1998        1.000            0.958             13,403

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98)...................................  2006        2.000            2.285            438,746
                                                     2005        1.859            2.000            504,268
                                                     2004        1.556            1.859            384,332
                                                     2003        1.115            1.556            265,517
                                                     2002        1.201            1.115            266,573
                                                     2001        1.093            1.201            188,264
                                                     2000        0.940            1.093             79,165
                                                     1999        1.005            0.940             37,900
                                                     1998        1.000            1.005              5,244

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98)...................................  2006        1.065            1.220            569,142
                                                     2005        1.038            1.065            723,871
                                                     2004        1.005            1.038            659,169
                                                     2003        0.844            1.005            654,363
                                                     2002        1.030            0.844            664,780
                                                     2001        1.156            1.030            897,310
                                                     2000        1.183            1.156            820,955
                                                     1999        1.080            1.183            404,436
                                                     1998        1.000            1.080             69,574

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (9/98)..........................  2006        1.448            1.478            420,422
                                                     2005        1.392            1.448            474,653
                                                     2004        1.272            1.392            516,103
                                                     2003        0.982            1.272            387,968
                                                     2002        1.235            0.982            459,177
                                                     2001        1.339            1.235            699,418
                                                     2000        1.202            1.339            529,777
                                                     1999        0.992            1.202            175,277
                                                     1998        1.000            0.992             90,951

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).....................  2006        1.342            1.434            486,861
                                                     2005        1.302            1.342            579,129
                                                     2004        1.188            1.302            489,316
                                                     2003        0.881            1.188            307,364
                                                     2002        1.256            0.881            280,424
                                                     2001        1.508            1.256            266,271
                                                     2000        1.837            1.508            314,051
                                                     1999        1.072            1.837             24,048
                                                     1998        1.000            1.072             10,667

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.249            1.453                 --
                                                     2005        1.149            1.249            400,074
                                                     2004        1.037            1.149            243,327
                                                     2003        0.843            1.037            134,393
                                                     2002        1.000            0.843             37,702

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/98)......................  2006        2.102            2.647            411,002
                                                     2005        1.678            2.102            445,777
                                                     2004        1.368            1.678            245,940
                                                     2003        0.910            1.368            150,724
                                                     2002        0.927            0.910            126,277
                                                     2001        1.025            0.927            511,294
                                                     2000        1.535            1.025             93,827
                                                     1999        1.018            1.535             32,333
                                                     1998        1.000            1.018             12,791

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98).................................  2006        1.178            1.406          2,747,287
                                                     2005        1.087            1.178          2,763,542
                                                     2004        0.933            1.087          1,513,512
                                                     2003        0.718            0.933            665,962
                                                     2002        0.896            0.718            625,285
                                                     2001        1.086            0.896          1,313,320
                                                     2000        1.131            1.086            546,405
                                                     1999        0.934            1.131            167,939
                                                     1998        1.000            0.934             70,695

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00)...................................  2006        0.813            0.869                 --
                                                     2005        0.737            0.813            330,767
                                                     2004        0.672            0.737            354,849
                                                     2003        0.553            0.672            382,550
                                                     2002        0.719            0.553            432,929
                                                     2001        0.846            0.719            599,469
                                                     2000        1.000            0.846            466,649

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)..........................  2006        0.865            1.247            376,087
                                                     2005        0.667            0.865            521,824
                                                     2004        0.571            0.667            605,464
                                                     2003        0.432            0.571            630,837
                                                     2002        0.592            0.432            716,213
                                                     2001        0.786            0.592            976,826
                                                     2000        1.000            0.786            449,819

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.488            0.543            843,586
                                                     2005        0.443            0.488            946,565
                                                     2004        0.374            0.443          1,144,935
                                                     2003        0.282            0.374          1,055,017
                                                     2002        0.399            0.282            887,901
                                                     2001        0.673            0.399            908,056
                                                     2000        1.000            0.673            465,042

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.540            1.726                 --
                                                     2005        1.506            1.540             44,541
                                                     2004        1.333            1.506             17,197
                                                     2003        1.000            1.333              1,000

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/02)........  2006        0.975            1.131            297,189
                                                     2005        0.994            0.975            392,894
                                                     2004        0.978            0.994            193,238
                                                     2003        0.806            0.978             33,176
                                                     2002        1.000            0.806             17,892

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.128            1.252            148,695
                                                     2005        1.094            1.128            198,590
                                                     2004        0.962            1.094            193,329
                                                     2003        0.689            0.962            123,215
                                                     2002        0.943            0.689             63,778
                                                     2001        1.000            0.943             42,468

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).......  2006        1.034            1.200            165,248
                                                     2005        1.010            1.034            346,873
                                                     2004        0.949            1.010            403,064
                                                     2003        0.694            0.949            345,342
                                                     2002        0.942            0.694            366,681
                                                     2001        1.000            0.942            159,718

  LMPVPI Global High Yield Bond Subaccount (Class
  I) (11/05).......................................  2006        1.012            1.101             35,321
                                                     2005        1.004            1.012                 --

  LMPVPI Investors Subaccount (Class I) (10/98)....  2006        1.359            1.580            838,898
                                                     2005        1.298            1.359            979,813
                                                     2004        1.196            1.298            923,416
                                                     2003        0.919            1.196            702,541
                                                     2002        1.215            0.919            700,557
                                                     2001        1.289            1.215            972,771
                                                     2000        1.138            1.289            415,791
                                                     1999        1.036            1.138            310,855
                                                     1998        1.000            1.036             24,856

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/05)..........................................  2006        1.036            1.148             38,398
                                                     2005        1.000            1.036              5,126

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (5/01)...........  2006        1.021            1.153          1,447,643
                                                     2005        0.996            1.021          1,648,529
                                                     2004        0.931            0.996          1,182,369
                                                     2003        0.760            0.931            792,934
                                                     2002        0.938            0.760            496,262
                                                     2001        1.000            0.938            127,985

  LMPVPII Fundamental Value Subaccount (5/01)......  2006        1.062            1.220            924,095
                                                     2005        1.031            1.062          1,053,476
                                                     2004        0.969            1.031          1,197,301
                                                     2003        0.711            0.969          1,080,865
                                                     2002        0.919            0.711          1,151,580
                                                     2001        1.000            0.919            713,749

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (5/04)...........................................  2006        1.002            1.025            165,544
                                                     2005        0.995            1.002            176,425
                                                     2004        1.000            0.995            149,266

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (5/00).....  2006        0.999            1.069          1,857,463
                                                     2005        0.910            0.999          2,103,668
                                                     2004        0.842            0.910          1,558,807
                                                     2003        0.637            0.842          1,265,821
                                                     2002        0.961            0.637          1,499,808
                                                     2001        1.019            0.961          1,288,105
                                                     2000        1.000            1.019            525,230

  LMPVPIII High Income Subaccount (8/98)...........  2006        1.070            1.168          1,469,609
                                                     2005        1.061            1.070          1,491,933
                                                     2004        0.977            1.061          3,129,418
                                                     2003        0.779            0.977          2,600,507
                                                     2002        0.819            0.779            925,354
                                                     2001        0.866            0.819          1,067,254
                                                     2000        0.958            0.866            784,035
                                                     1999        0.949            0.958            467,863
                                                     1998        1.000            0.949             99,255

  LMPVPIII Large Cap Growth Subaccount (8/98)......  2006        1.291            1.327          2,496,606
                                                     2005        1.248            1.291          2,736,771
                                                     2004        1.265            1.248          3,045,469
                                                     2003        0.872            1.265          2,557,681
                                                     2002        1.179            0.872          2,604,167
                                                     2001        1.371            1.179          2,813,671
                                                     2000        1.498            1.371          2,125,193
                                                     1999        1.165            1.498            980,806
                                                     1998        1.000            1.165            222,326

  LMPVPIII Mid Cap Core Subaccount (5/01)..........  2006        1.098            1.239            358,227
                                                     2005        1.031            1.098            588,480
                                                     2004        0.949            1.031            554,328
                                                     2003        0.744            0.949            428,902
                                                     2002        0.936            0.744            334,013
                                                     2001        1.000            0.936            256,409

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Money Market Subaccount (9/98)..........  2006        1.096            1.127          9,403,894
                                                     2005        1.084            1.096          9,272,421
                                                     2004        1.093            1.084          1,951,343
                                                     2003        1.105            1.093          1,317,789
                                                     2002        1.109            1.105         10,584,421
                                                     2001        1.088            1.109          1,314,594
                                                     2000        1.044            1.088            407,508
                                                     1999        1.013            1.044            241,033
                                                     1998        1.000            1.013            157,837

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (5/04)..........................  2006        1.081            1.208          1,331,843
                                                     2005        1.045            1.081          1,464,096
                                                     2004        1.000            1.045            928,160

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (5/04)......................  2006        1.123            1.272          1,338,041
                                                     2005        1.072            1.123          1,401,227
                                                     2004        1.000            1.072          1,325,184

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (5/04)..........................  2006        1.058            1.168            316,861
                                                     2005        1.039            1.058            385,845
                                                     2004        1.000            1.039            108,803

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.396            1.610            807,914
                                                     2005        1.376            1.396            935,694
                                                     2004        1.242            1.376            534,636
                                                     2003        1.000            1.242            112,725

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.631            1.800            651,891
                                                     2005        1.533            1.631            791,123
                                                     2004        1.257            1.533            482,477
                                                     2003        1.000            1.257             88,446

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        2.036            1.937             22,377

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.318            1.388            750,280

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.042            1.102            437,639

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.269            1.352             38,619

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.062            1.170          1,447,960

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.132            1.160            165,195

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)..........................................  2006        1.045            1.095            306,337
                                                     2005        0.999            1.045             60,702

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)................................  2006        1.025            1.187          1,438,566
                                                     2005        1.016            1.025             28,562

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (11/05).......................................  2006        1.035            1.142            206,558
                                                     2005        1.004            1.035             24,926

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.129            1.115            669,884

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.313            1.302             53,724

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)................................  2006        1.061            1.320            193,052
                                                     2005        1.004            1.061              4,151

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.494            1.650            962,259

  MIST Neuberger Berman Real Estate Subaccount
  (Class B) (11/05)................................  2006        1.075            1.454             70,680
                                                     2005        1.038            1.075              3,960

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)................................  2006        1.000            0.987            351,260
                                                     2005        0.995            1.000             52,393

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)..........................................  2006        1.012            1.040          1,073,193
                                                     2005        0.996            1.012             26,343

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.467            1.576            340,548

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.143            1.202            166,037

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (11/06)................................  2006        1.726            1.763             54,397

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Van Kampen Comstock Subaccount (Class B)
  (11/05)..........................................  2006        1.010            1.152             99,946
                                                     2005        1.000            1.010                 --

  MIST Van Kampen Mid-Cap Growth Subaccount (Class
  B) (11/05).......................................  2006        1.033            1.101            135,538
                                                     2005        1.026            1.033              8,696

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.598            0.583          1,909,308

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.177            1.221          6,154,522

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.047            1.061          1,484,873

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.444            1.480            568,046

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.042            1.113             88,028

  MSF Salomon Brothers U.S. Government Subaccount
  (Class B) (11/05) *..............................  2006        1.005            0.996                 --
                                                     2005        1.000            1.005                 --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068            725,084

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.343            1.389          1,405,451

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)....................................  2006        0.994            0.984            442,587
                                                     2005        1.000            0.994            494,109

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.208            1.234          6,377,968
                                                     2005        1.200            1.208          6,654,978
                                                     2004        1.164            1.200          7,791,823
                                                     2003        1.127            1.164          5,776,342
                                                     2002        1.051            1.127          1,826,598
                                                     2001        1.000            1.051            725,154

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)...........................................  2006        0.806            0.880              3,330
                                                     2005        0.764            0.806              3,680
                                                     2004        0.723            0.764             53,209
                                                     2003        0.557            0.723             53,217
                                                     2002        0.804            0.557              7,755
                                                     2001        1.000            0.804              8,517

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.103            1.385            125,545
                                                     2005        1.000            1.103            143,761
                                                     2004        0.875            1.000            172,198
                                                     2003        0.693            0.875            189,560
                                                     2002        0.856            0.693            164,372
                                                     2001        1.000            0.856            747,912

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.677            1.934            152,286
                                                     2005        1.594            1.677            180,792
                                                     2004        1.284            1.594            187,525
                                                     2003        0.873            1.284            204,137
                                                     2002        1.086            0.873            249,544
                                                     2001        1.000            1.086             89,952

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98)...........................................  2006        1.061            1.129                 --
                                                     2005        0.992            1.061            627,773
                                                     2004        0.948            0.992            687,530
                                                     2003        0.746            0.948            715,425
                                                     2002        0.996            0.746            760,548
                                                     2001        1.329            0.996            983,621
                                                     2000        1.509            1.329          1,113,516
                                                     1999        1.074            1.509            160,182
                                                     1998        1.000            1.074             13,025

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98)...........................................  2006        1.864            2.036                 --
                                                     2005        1.687            1.864             84,084
                                                     2004        1.473            1.687             91,581
                                                     2003        1.120            1.473            103,531
                                                     2002        1.330            1.120            132,421
                                                     2001        1.410            1.330            243,418
                                                     2000        1.229            1.410            249,527
                                                     1999        1.102            1.229            130,522
                                                     1998        1.000            1.102             25,371

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (5/03)........  2006        1.374            1.444                 --
                                                     2005        1.338            1.374            633,843
                                                     2004        1.239            1.338            497,455
                                                     2003        1.000            1.239            139,742

  Travelers Federated High Yield Subaccount
  (5/02)...........................................  2006        1.286            1.318                 --
                                                     2005        1.275            1.286            767,031
                                                     2004        1.175            1.275          1,897,500
                                                     2003        0.976            1.175          1,614,932
                                                     2002        1.000            0.976             60,502

  Travelers Large Cap Subaccount (8/98)............  2006        1.017            1.047                 --
                                                     2005        0.951            1.017          1,574,468
                                                     2004        0.908            0.951          1,694,016
                                                     2003        0.741            0.908          1,814,849
                                                     2002        0.976            0.741          1,836,295
                                                     2001        1.201            0.976          2,241,811
                                                     2000        1.429            1.201          1,915,349
                                                     1999        1.124            1.429            609,907
                                                     1998        1.000            1.124             43,623

  Travelers Managed Income Subaccount (7/98).......  2006        1.189            1.177                 --
                                                     2005        1.193            1.189          6,438,682
                                                     2004        1.179            1.193          5,880,173
                                                     2003        1.106            1.179          5,337,288
                                                     2002        1.101            1.106          2,627,482
                                                     2001        1.049            1.101          2,644,089
                                                     2000        0.989            1.049          2,026,569
                                                     1999        0.997            0.989            841,369
                                                     1998        1.000            0.997            163,644

  Travelers Mercury Large Cap Core Subaccount
  (11/98)..........................................  2006        0.981            1.042                 --
                                                     2005        0.891            0.981            494,042
                                                     2004        0.782            0.891            514,249
                                                     2003        0.656            0.782            512,563
                                                     2002        0.892            0.656            562,002
                                                     2001        1.170            0.892            735,283
                                                     2000        1.260            1.170            679,947
                                                     1999        1.036            1.260            356,534
                                                     1998        1.000            1.036             99,898

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (5/00)...........................................  2006        0.565            0.598                 --
                                                     2005        0.558            0.565          2,083,424
                                                     2004        0.497            0.558          1,593,544
                                                     2003        0.369            0.497          1,381,403
                                                     2002        0.734            0.369          1,305,919
                                                     2001        0.978            0.734          1,053,178
                                                     2000        1.000            0.978            538,431

  Travelers MFS(R) Total Return Subaccount
  (11/05)..........................................  2006        1.010            1.042                 --
                                                     2005        1.000            1.010              4,674

  Travelers MFS(R) Value Subaccount (11/98)........  2006        1.383            1.494                 --
                                                     2005        1.321            1.383          1,083,179
                                                     2004        1.159            1.321            882,958
                                                     2003        0.946            1.159            766,211
                                                     2002        1.108            0.946            639,840
                                                     2001        1.116            1.108            342,122
                                                     2000        1.017            1.116            255,805
                                                     1999        0.985            1.017            129,620
                                                     1998        1.000            0.985             27,741

  Travelers Mondrian International Stock Subaccount
  (7/98)...........................................  2006        0.925            1.062                 --
                                                     2005        0.859            0.925          2,039,500
                                                     2004        0.755            0.859          1,718,286
                                                     2003        0.597            0.755          1,216,746
                                                     2002        0.698            0.597          1,133,471
                                                     2001        0.962            0.698          1,929,050
                                                     2000        1.104            0.962          1,100,451
                                                     1999        0.923            1.104            358,549
                                                     1998        1.000            0.923            152,201

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.383            1.467                 --
                                                     2005        1.327            1.383            405,803
                                                     2004        1.214            1.327            303,413
                                                     2003        1.000            1.214            178,212

  Travelers Pioneer Mid Cap Value Subaccount
  (5/05)...........................................  2006        1.086            1.143                 --
                                                     2005        1.017            1.086            145,181

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (5/01).....  2006        0.756            0.788                 --
                                                     2005        0.753            0.756            144,690
                                                     2004        0.695            0.753            152,652
                                                     2003        0.533            0.695            154,967
                                                     2002        0.817            0.533             69,419
                                                     2001        1.000            0.817             27,956

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.141            1.313                 --
                                                     2005        1.000            1.141             30,055

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.106            1.269                 --
                                                     2005        1.010            1.106              6,201

  Travelers U.S. Government Securities Subaccount
  (8/98)...........................................  2006        1.394            1.343                 --
                                                     2005        1.359            1.394          1,318,441
                                                     2004        1.302            1.359          1,278,104
                                                     2003        1.289            1.302          1,476,680
                                                     2002        1.154            1.289          1,518,786
                                                     2001        1.109            1.154          1,138,946
                                                     2000        0.986            1.109            753,531
                                                     1999        1.046            0.986            455,487
                                                     1998        1.000            1.046            167,258

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).......................................  2006        0.747            0.753             66,686
                                                     2005        0.706            0.747             64,141
                                                     2004        0.672            0.706             48,993
                                                     2003        0.538            0.672             67,928
                                                     2002        0.813            0.538             69,091
                                                     2001        1.000            0.813             45,563

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)..  2006        1.755            1.939            630,981
                                                     2005        1.512            1.755            716,417
                                                     2004        1.234            1.512            485,621
                                                     2003        0.908            1.234            338,408
                                                     2002        1.026            0.908            428,077
                                                     2001        1.000            1.026            122,335

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98)...............................  2006        1.450            1.650             90,480
                                                     2005        1.266            1.450             95,037
                                                     2004        1.103            1.266            123,972
                                                     2003        0.811            1.103            137,594
                                                     2002        1.073            0.811            139,192
                                                     2001        1.048            1.073            186,167
                                                     2000        0.989            1.048            183,365
                                                     1999        1.035            0.989             40,237
                                                     1998        1.000            1.035             21,778




                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01)...........................................  2006        1.177            1.232               --
                                                     2005        1.144            1.177               --
                                                     2004        1.110            1.144               --
                                                     2003        1.000            1.110               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01).................................  2006        1.234            1.286               --
                                                     2005        1.211            1.234           46,161
                                                     2004        1.118            1.211               --
                                                     2003        1.000            1.118               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01).................................  2006        1.288            1.247               --
                                                     2005        1.151            1.288          151,196
                                                     2004        1.091            1.151               --
                                                     2003        1.000            1.091               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.457            1.709          106,348
                                                     2005        1.310            1.457           73,496
                                                     2004        1.185            1.310               --
                                                     2003        1.000            1.185               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.423            1.528          419,889
                                                     2005        1.257            1.423          526,408
                                                     2004        1.147            1.257               --
                                                     2003        1.000            1.147               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.269            1.425          259,810
                                                     2005        1.231            1.269          352,692
                                                     2004        1.144            1.231               --
                                                     2003        1.000            1.144               --

Capital Appreciation Fund
  Capital Appreciation Fund (7/05).................  2006        1.138            1.122               --
                                                     2005        1.038            1.138               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98)...........................................  2006        1.853            2.392               --
                                                     2005        1.486            1.853               --
                                                     2004        1.221            1.486               --
                                                     2003        1.000            1.221               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98)...........................................  2006        1.525            1.971           57,392
                                                     2005        1.460            1.525           71,894
                                                     2004        1.141            1.460               --
                                                     2003        1.000            1.141               --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98)...................................  2006        1.496            1.694           60,012
                                                     2005        1.403            1.496           62,180
                                                     2004        1.186            1.403               --
                                                     2003        1.000            1.186               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98)...................................  2006        1.155            1.311           11,990
                                                     2005        1.136            1.155           11,872
                                                     2004        1.110            1.136               --
                                                     2003        1.000            1.110               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (9/98)..........................  2006        1.282            1.296               --
                                                     2005        1.243            1.282               --
                                                     2004        1.146            1.243               --
                                                     2003        1.000            1.146               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).....................  2006        1.320            1.398              868
                                                     2005        1.293            1.320              839
                                                     2004        1.190            1.293               --
                                                     2003        1.000            1.190               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.318            1.521               --
                                                     2005        1.224            1.318           52,617
                                                     2004        1.115            1.224               --
                                                     2003        1.000            1.115               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/98)......................  2006        1.901            2.373           71,591
                                                     2005        1.531            1.901          153,735
                                                     2004        1.260            1.531               --
                                                     2003        1.000            1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98).................................  2006        1.454            1.721          265,132
                                                     2005        1.355            1.454          284,612
                                                     2004        1.173            1.355               --
                                                     2003        1.000            1.173               --

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00)...................................  2006        1.332            1.420               --
                                                     2005        1.219            1.332               --
                                                     2004        1.120            1.219               --
                                                     2003        1.000            1.120               --

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)..........................  2006        1.811            2.588               --
                                                     2005        1.409            1.811               --
                                                     2004        1.218            1.409               --
                                                     2003        1.000            1.218               --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.460            1.612               --
                                                     2005        1.337            1.460               --
                                                     2004        1.139            1.337               --
                                                     2003        1.000            1.139               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.328            1.477               --
                                                     2005        1.310            1.328           16,210
                                                     2004        1.171            1.310               --
                                                     2003        1.000            1.171               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/02)........  2006        1.077            1.237           20,052
                                                     2005        1.107            1.077           13,546
                                                     2004        1.099            1.107               --
                                                     2003        1.000            1.099               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.419            1.560           46,658
                                                     2005        1.388            1.419           46,984
                                                     2004        1.232            1.388               --
                                                     2003        1.000            1.232               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).......  2006        1.249            1.438               --
                                                     2005        1.232            1.249               --
                                                     2004        1.168            1.232               --
                                                     2003        1.000            1.168               --

  LMPVPI Global High Yield Bond Subaccount (Class
  I) (11/05).......................................  2006        1.011            1.090            1,175
                                                     2005        1.004            1.011               --

  LMPVPI Investors Subaccount (Class I) (10/98)....  2006        1.278            1.472           43,579
                                                     2005        1.231            1.278           44,987
                                                     2004        1.145            1.231               --
                                                     2003        1.000            1.145               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/05)..........................................  2006        1.035            1.137           24,545
                                                     2005        1.000            1.035           42,669

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (5/01)...........  2006        1.203            1.346          179,060
                                                     2005        1.184            1.203          186,912
                                                     2004        1.117            1.184               --
                                                     2003        1.000            1.117               --

  LMPVPII Fundamental Value Subaccount (5/01)......  2006        1.256            1.429           24,617
                                                     2005        1.230            1.256           24,617
                                                     2004        1.166            1.230               --
                                                     2003        1.000            1.166               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (5/04)...........................................  2006        0.987            1.001            4,412
                                                     2005        0.989            0.987            7,925
                                                     2004        1.000            0.989               --

  LMPVPIII Aggressive Growth Subaccount (5/00).....  2006        1.321            1.400          212,290
                                                     2005        1.214            1.321          230,488
                                                     2004        1.134            1.214               --
                                                     2003        1.000            1.134               --

  LMPVPIII High Income Subaccount (8/98)...........  2006        1.183            1.279           13,918
                                                     2005        1.183            1.183           26,079
                                                     2004        1.099            1.183               --
                                                     2003        1.000            1.099               --

  LMPVPIII Large Cap Growth Subaccount (8/98)......  2006        1.169            1.192           98,308
                                                     2005        1.140            1.169           99,630
                                                     2004        1.166            1.140               --
                                                     2003        1.000            1.166               --

  LMPVPIII Mid Cap Core Subaccount (5/01)..........  2006        1.313            1.469           47,168
                                                     2005        1.244            1.313           49,631
                                                     2004        1.156            1.244               --
                                                     2003        1.000            1.156               --

  LMPVPIII Money Market Subaccount (9/98)..........  2006        0.977            0.996           42,517
                                                     2005        0.975            0.977          109,044
                                                     2004        0.992            0.975               --
                                                     2003        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (5/04)..........................  2006        1.065            1.179          152,052
                                                     2005        1.039            1.065          156,010
                                                     2004        1.000            1.039               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (5/04)......................  2006        1.106            1.242          117,137
                                                     2005        1.066            1.106          119,113
                                                     2004        1.000            1.066               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (5/04)..........................  2006        1.042            1.140           27,992
                                                     2005        1.033            1.042           28,244
                                                     2004        1.000            1.033               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.257            1.436           59,875
                                                     2005        1.249            1.257           70,733
                                                     2004        1.138            1.249               --
                                                     2003        1.000            1.138               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.470            1.608           72,772
                                                     2005        1.394            1.470           78,001
                                                     2004        1.153            1.394               --
                                                     2003        1.000            1.153               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.583            1.497               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.196            1.252           32,412

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.419            1.492           50,964

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.258            1.332           51,790

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.593            1.744           64,851

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.143               --

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)..........................................  2006        1.043            1.084          126,390
                                                     2005        0.999            1.043          172,285

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)................................  2006        1.024            1.175          117,563
                                                     2005        1.016            1.024               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (11/05).......................................  2006        1.034            1.130           31,465
                                                     2005        1.004            1.034           20,091

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.324            1.299               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.302            1.283           45,354

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)................................  2006        1.059            1.307           15,128
                                                     2005        1.004            1.059           15,823

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.441            1.582           35,655

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Neuberger Berman Real Estate Subaccount
  (Class B) (11/05)................................  2006        1.074            1.439            4,858
                                                     2005        1.038            1.074            4,461

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)................................  2006        0.999            0.977           47,574
                                                     2005        0.995            0.999           91,297

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)..........................................  2006        1.011            1.029          108,436
                                                     2005        0.996            1.011           90,616

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.330            1.421           17,542

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.133            1.184          164,607

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (11/06)................................  2006        1.477            1.507           15,892

  MIST Van Kampen Comstock Subaccount (Class B)
  (11/05)..........................................  2006        1.009            1.141           19,805
                                                     2005        1.000            1.009           14,249

  MIST Van Kampen Mid-Cap Growth Subaccount (Class
  B) (11/05).......................................  2006        1.032            1.090           39,754
                                                     2005        1.025            1.032           31,138

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.330            1.290           74,015

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.004            1.035          374,974

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.266            1.274            7,269

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.290            1.314           76,046

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.038            1.102               --

  MSF Salomon Brothers U.S. Government Subaccount
  (Class B) (11/05) *..............................  2006        1.004            0.992               --
                                                     2005        1.000            1.004           26,977

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062          190,694

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.034            1.063           30,547

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)....................................  2006        0.988            0.970           68,654
                                                     2005        1.000            0.988           67,374

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.043            1.055          545,233
                                                     2005        1.045            1.043          773,105
                                                     2004        1.022            1.045               --
                                                     2003        1.000            1.022               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)...........................................  2006        1.231            1.332               --
                                                     2005        1.178            1.231               --
                                                     2004        1.124            1.178               --
                                                     2003        1.000            1.124               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.458            1.814               --
                                                     2005        1.334            1.458               --
                                                     2004        1.178            1.334               --
                                                     2003        1.000            1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.582            1.809           12,941
                                                     2005        1.517            1.582           16,485
                                                     2004        1.234            1.517               --
                                                     2003        1.000            1.234               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98)...........................................  2006        1.247            1.324               --
                                                     2005        1.177            1.247               --
                                                     2004        1.134            1.177               --
                                                     2003        1.000            1.134               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98)...........................................  2006        1.454            1.583               --
                                                     2005        1.327            1.454               --
                                                     2004        1.170            1.327               --
                                                     2003        1.000            1.170               --

  Travelers Equity Income Subaccount (5/03)........  2006        1.232            1.290               --
                                                     2005        1.210            1.232           74,651
                                                     2004        1.130            1.210               --
                                                     2003        1.000            1.130               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Federated High Yield Subaccount
  (5/02)...........................................  2006        1.170            1.196               --
                                                     2005        1.171            1.170           33,324
                                                     2004        1.089            1.171               --
                                                     2003        1.000            1.089               --

  Travelers Large Cap Subaccount (8/98)............  2006        1.232            1.266               --
                                                     2005        1.164            1.232            6,431
                                                     2004        1.121            1.164               --
                                                     2003        1.000            1.121               --

  Travelers Managed Income Subaccount (7/98).......  2006        1.017            1.004               --
                                                     2005        1.029            1.017          353,530
                                                     2004        1.027            1.029               --
                                                     2003        1.000            1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/98)..........................................  2006        1.341            1.419               --
                                                     2005        1.228            1.341           55,880
                                                     2004        1.087            1.228               --
                                                     2003        1.000            1.087               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (5/00)...........................................  2006        1.261            1.330               --
                                                     2005        1.256            1.261           76,921
                                                     2004        1.130            1.256               --
                                                     2003        1.000            1.130               --

  Travelers MFS(R) Total Return Subaccount
  (11/05)..........................................  2006        1.009            1.038               --
                                                     2005        1.000            1.009               --

  Travelers MFS(R) Value Subaccount (11/98)........  2006        1.338            1.441               --
                                                     2005        1.290            1.338           39,417
                                                     2004        1.141            1.290               --
                                                     2003        1.000            1.141               --

  Travelers Mondrian International Stock Subaccount
  (7/98)...........................................  2006        1.392            1.593               --
                                                     2005        1.304            1.392           70,538
                                                     2004        1.156            1.304               --
                                                     2003        1.000            1.156               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.258            1.330               --
                                                     2005        1.218            1.258           17,208
                                                     2004        1.125            1.218               --
                                                     2003        1.000            1.125               --

  Travelers Pioneer Mid Cap Value Subaccount
  (5/05)...........................................  2006        1.080            1.133               --
                                                     2005        1.016            1.080          167,456

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (5/01).....  2006        1.190            1.238               --
                                                     2005        1.197            1.190               --
                                                     2004        1.114            1.197               --
                                                     2003        1.000            1.114               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.134            1.302               --
                                                     2005        1.000            1.134           51,299

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.100            1.258               --
                                                     2005        1.009            1.100           50,690

  Travelers U.S. Government Securities Subaccount
  (8/98)...........................................  2006        1.076            1.034               --
                                                     2005        1.058            1.076           77,547
                                                     2004        1.023            1.058               --
                                                     2003        1.000            1.023               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).......................................  2006        1.214            1.214            9,297
                                                     2005        1.157            1.214            8,539
                                                     2004        1.112            1.157               --
                                                     2003        1.000            1.112               --

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)..  2006        1.670            1.829           25,882
                                                     2005        1.452            1.670           55,635
                                                     2004        1.195            1.452               --
                                                     2003        1.000            1.195               --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98)...............................  2006        1.545            1.742               --
                                                     2005        1.361            1.545               --
                                                     2004        1.196            1.361               --
                                                     2003        1.000            1.196               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the "MINIMUM" Separate Account Charge available under the contract. The second table provides the AUV information for the "MAXIMUM" Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.079            316,791

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01)...........................................  2006        0.804            0.845                 --
                                                     2005        0.774            0.804            673,244
                                                     2004        0.745            0.774            803,813
                                                     2003        0.606            0.745            936,508
                                                     2002        0.883            0.606            886,637
                                                     2001        1.000            0.883            388,401

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01).................................  2006        1.032            1.078                 --
                                                     2005        1.004            1.032          4,844,668
                                                     2004        0.918            1.004          5,765,024
                                                     2003        0.706            0.918          6,400,024
                                                     2002        0.924            0.706          6,384,732
                                                     2001        1.000            0.924          3,476,961

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01).................................  2006        0.847            0.827                 --
                                                     2005        0.750            0.847          1,936,366
                                                     2004        0.704            0.750          1,779,967
                                                     2003        0.580            0.704          1,916,658
                                                     2002        0.854            0.580          1,707,293
                                                     2001        1.000            0.854          1,538,779

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.618            1.916          2,243,286
                                                     2005        1.443            1.618          1,735,320
                                                     2004        1.293            1.443          1,235,681
                                                     2003        1.000            1.293            412,281

  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.574            1.706          5,676,697
                                                     2005        1.378            1.574          5,141,825
                                                     2004        1.246            1.378          4,017,815
                                                     2003        1.000            1.246          2,140,832

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.412            1.599          6,305,029
                                                     2005        1.357            1.412          6,864,596
                                                     2004        1.251            1.357          6,571,577
                                                     2003        1.000            1.251          2,718,996

Capital Appreciation Fund
  Capital Appreciation Fund (5/05).................  2006        1.144            1.132                 --
                                                     2005        1.000            1.144             82,050

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98)...........................................  2006        1.695            2.209            908,884
                                                     2005        1.348            1.695          1,369,349
                                                     2004        1.097            1.348          1,864,234
                                                     2003        0.781            1.097          2,272,993
                                                     2002        0.898            0.781          2,672,774
                                                     2001        1.012            0.898          3,008,083
                                                     2000        1.503            1.012          2,838,716
                                                     1999        0.843            1.503          1,105,585
                                                     1998        1.000            0.843            617,918

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98)...........................................  2006        2.335            3.045          2,415,992
                                                     2005        2.216            2.335          3,143,190
                                                     2004        1.716            2.216          3,952,961
                                                     2003        1.302            1.716          4,795,634
                                                     2002        1.267            1.302          5,233,628
                                                     2001        1.185            1.267          4,636,847
                                                     2000        0.917            1.185          4,076,268
                                                     1999        0.958            0.917          2,708,375
                                                     1998        1.000            0.958          1,203,931

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98)...................................  2006        2.000            2.285          2,610,472
                                                     2005        1.859            2.000          3,513,199
                                                     2004        1.556            1.859          4,234,644
                                                     2003        1.115            1.556          4,953,948
                                                     2002        1.201            1.115          4,836,885
                                                     2001        1.093            1.201          4,355,639
                                                     2000        0.940            1.093          3,452,988
                                                     1999        1.005            0.940          2,494,324
                                                     1998        1.000            1.005            997,680

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98)...................................  2006        1.065            1.220          5,371,317
                                                     2005        1.038            1.065          6,650,517
                                                     2004        1.005            1.038          8,396,362
                                                     2003        0.844            1.005          9,443,487
                                                     2002        1.030            0.844          9,780,653
                                                     2001        1.156            1.030         11,083,820
                                                     2000        1.183            1.156         11,541,680
                                                     1999        1.080            1.183          9,234,694
                                                     1998        1.000            1.080          3,607,198

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (9/98)..........................  2006        1.448            1.478          3,695,875
                                                     2005        1.392            1.448          4,992,744
                                                     2004        1.272            1.392          6,747,566
                                                     2003        0.982            1.272          8,423,132
                                                     2002        1.235            0.982          9,826,797
                                                     2001        1.339            1.235         10,848,294
                                                     2000        1.202            1.339          8,838,471
                                                     1999        0.992            1.202          4,819,089
                                                     1998        1.000            0.992         11,692,226

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).....................  2006        1.342            1.434          3,301,115
                                                     2005        1.302            1.342          4,521,479
                                                     2004        1.188            1.302          5,197,496
                                                     2003        0.881            1.188          6,216,178
                                                     2002        1.256            0.881          6,759,968
                                                     2001        1.508            1.256          8,178,178
                                                     2000        1.837            1.508          7,011,307
                                                     1999        1.072            1.837          3,616,359
                                                     1998        1.000            1.072          1,140,671

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.249            1.453                 --
                                                     2005        1.149            1.249          1,671,416
                                                     2004        1.037            1.149          1,625,153
                                                     2003        0.843            1.037          1,137,845
                                                     2002        1.000            0.843            500,854

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).....................  2006        2.102            2.647          2,059,049
                                                     2005        1.678            2.102          2,564,034
                                                     2004        1.368            1.678          2,654,043
                                                     2003        0.910            1.368          3,248,308
                                                     2002        0.927            0.910          3,171,808
                                                     2001        1.025            0.927          3,801,879
                                                     2000        1.535            1.025          2,997,201
                                                     1999        1.018            1.535          1,581,452
                                                     1998        1.000            1.018            553,203

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98).................................  2006        1.178            1.406         10,295,541
                                                     2005        1.087            1.178         12,160,433
                                                     2004        0.933            1.087         12,052,813
                                                     2003        0.718            0.933         12,816,765
                                                     2002        0.896            0.718         12,560,850
                                                     2001        1.086            0.896         13,698,000
                                                     2000        1.131            1.086         11,852,349
                                                     1999        0.934            1.131         16,064,588
                                                     1998        1.000            0.934          3,208,623

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00)...................................  2006        0.813            0.869                 --
                                                     2005        0.737            0.813          1,781,340
                                                     2004        0.672            0.737          2,319,141
                                                     2003        0.553            0.672          2,857,638
                                                     2002        0.719            0.553          3,472,994
                                                     2001        0.846            0.719          4,690,847
                                                     2000        1.000            0.846          3,948,994

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)..........................  2006        0.865            1.247          5,295,395
                                                     2005        0.667            0.865          7,409,103
                                                     2004        0.571            0.667          9,647,611
                                                     2003        0.432            0.571         11,731,586
                                                     2002        0.592            0.432         13,654,878
                                                     2001        0.786            0.592         17,792,716
                                                     2000        1.000            0.786         12,468,964

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.488            0.543          4,197,517
                                                     2005        0.443            0.488          5,629,468
                                                     2004        0.374            0.443          7,701,711
                                                     2003        0.282            0.374         10,946,512
                                                     2002        0.399            0.282         13,232,485
                                                     2001        0.673            0.399         16,270,771
                                                     2000        1.000            0.673          9,922,978

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.540            1.726                 --
                                                     2005        1.506            1.540             83,698
                                                     2004        1.333            1.506             63,349
                                                     2003        1.000            1.333             45,922

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/02)........  2006        0.975            1.131          1,356,995
                                                     2005        0.994            0.975          1,456,221
                                                     2004        0.978            0.994          1,239,310
                                                     2003        0.806            0.978            974,866
                                                     2002        1.000            0.806            491,361

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.128            1.252            903,484
                                                     2005        1.094            1.128          1,141,542
                                                     2004        0.962            1.094          1,309,853
                                                     2003        0.689            0.962          1,401,962
                                                     2002        0.943            0.689          1,392,276
                                                     2001        1.000            0.943            941,855

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).......  2006        1.034            1.200          3,103,813
                                                     2005        1.010            1.034          4,409,244
                                                     2004        0.949            1.010          5,972,085
                                                     2003        0.694            0.949          7,079,942
                                                     2002        0.942            0.694          6,503,977
                                                     2001        1.000            0.942          3,177,228

  LMPVPI Global High Yield Bond Subaccount (Class
  I) (11/05).......................................  2006        1.012            1.101            148,385
                                                     2005        1.000            1.012             38,953

  LMPVPI Investors Subaccount (Class I) (10/98)....  2006        1.359            1.580          8,865,228
                                                     2005        1.298            1.359         10,949,084
                                                     2004        1.196            1.298         13,180,583
                                                     2003        0.919            1.196         14,753,346
                                                     2002        1.215            0.919         16,296,829
                                                     2001        1.289            1.215         18,303,758
                                                     2000        1.138            1.289         10,810,997
                                                     1999        1.036            1.138          7,439,494
                                                     1998        1.000            1.036          2,216,940

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/05)..........................................  2006        1.036            1.148            458,210
                                                     2005        1.010            1.036             10,921

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (5/01)...........  2006        1.021            1.153          4,607,629
                                                     2005        0.996            1.021          5,828,321
                                                     2004        0.931            0.996          6,174,842
                                                     2003        0.760            0.931          5,768,612
                                                     2002        0.938            0.760          4,330,558
                                                     2001        1.000            0.938          1,674,614

  LMPVPII Fundamental Value Subaccount (5/01)......  2006        1.062            1.220          8,595,307
                                                     2005        1.031            1.062         10,101,775
                                                     2004        0.969            1.031         11,761,427
                                                     2003        0.711            0.969         12,105,628
                                                     2002        0.919            0.711         12,830,574
                                                     2001        1.000            0.919          6,421,437

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (5/04)...........................................  2006        1.002            1.025            684,456
                                                     2005        0.995            1.002            888,097
                                                     2004        1.000            0.995            831,322

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (5/00).....  2006        0.999            1.069         11,491,055
                                                     2005        0.910            0.999         14,066,304
                                                     2004        0.842            0.910         16,674,422
                                                     2003        0.637            0.842         18,169,599
                                                     2002        0.961            0.637         17,667,518
                                                     2001        1.019            0.961         15,447,962
                                                     2000        1.000            1.019          6,521,820

  LMPVPIII High Income Subaccount (8/98)...........  2006        1.070            1.168          8,367,972
                                                     2005        1.061            1.070         10,620,168
                                                     2004        0.977            1.061         14,568,733
                                                     2003        0.779            0.977         17,293,158
                                                     2002        0.819            0.779         17,060,498
                                                     2001        0.866            0.819         19,872,625
                                                     2000        0.958            0.866         17,409,472
                                                     1999        0.949            0.958         11,849,075
                                                     1998        1.000            0.949          4,153,841

  LMPVPIII Large Cap Growth Subaccount (8/98)......  2006        1.291            1.327         22,458,466
                                                     2005        1.248            1.291         26,712,945
                                                     2004        1.265            1.248         32,104,628
                                                     2003        0.872            1.265         34,959,587
                                                     2002        1.179            0.872         37,813,309
                                                     2001        1.371            1.179         40,179,549
                                                     2000        1.498            1.371         34,728,875
                                                     1999        1.165            1.498         20,512,758
                                                     1998        1.000            1.165          5,546,493

  LMPVPIII Mid Cap Core Subaccount (5/01)..........  2006        1.098            1.239          3,717,264
                                                     2005        1.031            1.098          4,713,472
                                                     2004        0.949            1.031          5,454,818
                                                     2003        0.744            0.949          5,515,565
                                                     2002        0.936            0.744          4,813,912
                                                     2001        1.000            0.936          2,148,792

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Money Market Subaccount (9/98)..........  2006        1.096            1.127         11,588,358
                                                     2005        1.084            1.096         11,799,574
                                                     2004        1.093            1.084         14,228,476
                                                     2003        1.105            1.093         17,203,433
                                                     2002        1.109            1.105         24,522,332
                                                     2001        1.088            1.109         50,263,541
                                                     2000        1.044            1.088         30,154,400
                                                     1999        1.013            1.044         15,470,047
                                                     1998        1.000            1.013         16,945,764

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (5/04)..........................  2006        1.081            1.208            546,709
                                                     2005        1.045            1.081            963,524
                                                     2004        1.001            1.045          1,013,870

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (5/04)......................  2006        1.123            1.272            391,118
                                                     2005        1.072            1.123            422,578
                                                     2004        0.998            1.072            210,907

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (5/04)..........................  2006        1.058            1.168             81,021
                                                     2005        1.039            1.058             78,466
                                                     2004        1.000            1.039            107,415

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.396            1.610          1,786,286
                                                     2005        1.376            1.396          2,471,050
                                                     2004        1.242            1.376          2,151,149
                                                     2003        1.000            1.242            734,746

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.631            1.800          1,369,268
                                                     2005        1.533            1.631          1,961,531
                                                     2004        1.257            1.533          1,905,264
                                                     2003        1.000            1.257            819,272

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        2.036            1.937          1,774,823

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.318            1.388          2,772,364

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.042            1.102          2,625,467

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.269            1.352            286,085

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.062            1.170         12,591,507

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.132            1.160            276,929

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)..........................................  2006        1.045            1.095          1,396,328
                                                     2005        1.000            1.045            583,755

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)................................  2006        1.025            1.187          5,901,019
                                                     2005        1.000            1.025             77,951

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (11/05).......................................  2006        1.035            1.142            458,990
                                                     2005        1.000            1.035            119,361

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.129            1.115          7,068,689

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.313            1.302            181,244

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)................................  2006        1.061            1.320          1,513,885
                                                     2005        1.000            1.061            161,304

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.494            1.650          4,784,159

  MIST Neuberger Berman Real Estate Subaccount
  (Class B) (11/05)................................  2006        1.075            1.454            328,944
                                                     2005        1.000            1.075             48,338

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)................................  2006        1.000            0.987            858,196
                                                     2005        1.000            1.000            181,955

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)..........................................  2006        1.012            1.040          3,066,245
                                                     2005        1.000            1.012            387,617

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.467            1.576            305,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.143            1.202            539,841

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (11/06)................................  2006        1.726            1.763            115,447

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)..........................................  2006        1.010            1.152            511,094
                                                     2005        1.013            1.010              7,951

  MIST Van Kampen Mid-Cap Growth Subaccount (Class
  B) (11/05).......................................  2006        1.033            1.101            900,271
                                                     2005        1.000            1.033             91,348

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.598            0.583         11,578,304

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.177            1.221         28,975,717

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.047            1.061          9,957,844

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.444            1.480            590,865

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.042            1.113            222,263

  MSF Salomon Brothers U.S. Government Subaccount
  (Class B) (11/05) *..............................  2006        1.005            0.996                 --
                                                     2005        1.000            1.005             34,399

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068          2,475,167

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.343            1.389          7,531,608

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)....................................  2006        0.994            0.984            395,155
                                                     2005        1.000            0.994            417,226

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.208            1.234         15,298,134
                                                     2005        1.200            1.208         19,028,747
                                                     2004        1.164            1.200         19,306,139
                                                     2003        1.127            1.164         16,928,856
                                                     2002        1.051            1.127         18,378,464
                                                     2001        1.000            1.051          5,196,919

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)...........................................  2006        0.806            0.880             36,308
                                                     2005        0.764            0.806             39,446
                                                     2004        0.723            0.764             56,790
                                                     2003        0.557            0.723             99,723
                                                     2002        0.804            0.557            105,503
                                                     2001        1.000            0.804            252,273

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.103            1.385          1,334,839
                                                     2005        1.000            1.103          2,025,510
                                                     2004        0.875            1.000          2,435,102
                                                     2003        0.693            0.875          2,815,546
                                                     2002        0.856            0.693          3,088,946
                                                     2001        1.000            0.856          1,329,272

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.677            1.934            463,699
                                                     2005        1.594            1.677            591,641
                                                     2004        1.284            1.594            803,119
                                                     2003        0.873            1.284          1,034,359
                                                     2002        1.086            0.873          1,009,641
                                                     2001        1.000            1.086            652,686

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98)...........................................  2006        1.061            1.129                 --
                                                     2005        0.992            1.061          8,775,521
                                                     2004        0.948            0.992         11,347,708
                                                     2003        0.746            0.948         14,432,405
                                                     2002        0.996            0.746         16,802,401
                                                     2001        1.329            0.996         13,039,537
                                                     2000        1.509            1.329         13,689,850
                                                     1999        1.074            1.509          7,917,069
                                                     1998        1.000            1.074          2,829,493

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98)...........................................  2006        1.864            2.036                 --
                                                     2005        1.687            1.864          2,112,772
                                                     2004        1.473            1.687          3,003,415
                                                     2003        1.120            1.473          3,972,368
                                                     2002        1.330            1.120          4,474,489
                                                     2001        1.410            1.330          6,130,457
                                                     2000        1.229            1.410          6,695,493
                                                     1999        1.102            1.229          5,262,368
                                                     1998        1.000            1.102          1,803,332

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (5/03)........  2006        1.374            1.444                 --
                                                     2005        1.338            1.374            753,243
                                                     2004        1.239            1.338            664,952
                                                     2003        1.000            1.239            404,329

  Travelers Federated High Yield Subaccount
  (5/02)...........................................  2006        1.286            1.318                 --
                                                     2005        1.275            1.286          3,645,081
                                                     2004        1.175            1.275          4,121,727
                                                     2003        0.976            1.175          4,478,693
                                                     2002        1.000            0.976          2,246,332

  Travelers Large Cap Subaccount (8/98)............  2006        1.017            1.047                 --
                                                     2005        0.951            1.017         13,193,936
                                                     2004        0.908            0.951         16,710,061
                                                     2003        0.741            0.908         20,040,536
                                                     2002        0.976            0.741         22,138,586
                                                     2001        1.201            0.976         26,078,528
                                                     2000        1.429            1.201         24,049,820
                                                     1999        1.124            1.429         12,235,302
                                                     1998        1.000            1.124          2,626,893

  Travelers Managed Income Subaccount (7/98).......  2006        1.189            1.177                 --
                                                     2005        1.193            1.189         33,387,976
                                                     2004        1.179            1.193         38,425,430
                                                     2003        1.106            1.179         43,596,461
                                                     2002        1.101            1.106         46,789,996
                                                     2001        1.049            1.101         52,746,610
                                                     2000        0.989            1.049         43,936,884
                                                     1999        0.997            0.989         29,609,709
                                                     1998        1.000            0.997          9,136,205

  Travelers Mercury Large Cap Core Subaccount
  (11/98)..........................................  2006        0.981            1.042                 --
                                                     2005        0.891            0.981          2,956,342
                                                     2004        0.782            0.891          3,684,842
                                                     2003        0.656            0.782          4,644,328
                                                     2002        0.892            0.656          5,607,452
                                                     2001        1.170            0.892          6,795,161
                                                     2000        1.260            1.170          7,319,138
                                                     1999        1.036            1.260          5,602,395
                                                     1998        1.000            1.036          1,147,635

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (5/00)...........................................  2006        0.565            0.598                 --
                                                     2005        0.558            0.565         14,671,344
                                                     2004        0.497            0.558         16,689,714
                                                     2003        0.369            0.497         18,965,569
                                                     2002        0.734            0.369         19,149,188
                                                     2001        0.978            0.734         15,757,040
                                                     2000        1.000            0.978          7,778,010

  Travelers MFS(R) Total Return Subaccount
  (11/05)..........................................  2006        1.010            1.042                 --
                                                     2005        1.000            1.010              6,399

  Travelers MFS(R) Value Subaccount (11/98)........  2006        1.383            1.494                 --
                                                     2005        1.321            1.383          5,996,551
                                                     2004        1.159            1.321          7,215,447
                                                     2003        0.946            1.159         10,199,982
                                                     2002        1.108            0.946         10,529,874
                                                     2001        1.116            1.108          9,787,956
                                                     2000        1.017            1.116          7,279,135
                                                     1999        0.985            1.017          7,026,564
                                                     1998        1.000            0.985          2,138,258

  Travelers Mondrian International Stock Subaccount
  (7/98)...........................................  2006        0.925            1.062                 --
                                                     2005        0.859            0.925         16,779,925
                                                     2004        0.755            0.859         20,291,898
                                                     2003        0.597            0.755         23,795,351
                                                     2002        0.698            0.597         24,811,387
                                                     2001        0.962            0.698         26,495,747
                                                     2000        1.104            0.962         23,431,580
                                                     1999        0.923            1.104         15,199,353
                                                     1998        1.000            0.923          5,353,658

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.383            1.467                 --
                                                     2005        1.327            1.383            397,300
                                                     2004        1.214            1.327            308,111
                                                     2003        1.000            1.214            112,020

  Travelers Pioneer Mid Cap Value Subaccount
  (5/05)...........................................  2006        1.086            1.143                 --
                                                     2005        1.000            1.086            140,411

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (5/01).....  2006        0.756            0.788                 --
                                                     2005        0.753            0.756            827,033
                                                     2004        0.695            0.753          1,042,886
                                                     2003        0.533            0.695          1,112,984
                                                     2002        0.817            0.533          1,201,346
                                                     2001        1.000            0.817            631,165

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.141            1.313                 --
                                                     2005        1.000            1.141             80,678

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.106            1.269                 --
                                                     2005        1.000            1.106             20,807

  Travelers U.S. Government Securities Subaccount
  (8/98)...........................................  2006        1.394            1.343                 --
                                                     2005        1.359            1.394          8,212,409
                                                     2004        1.302            1.359          9,571,155
                                                     2003        1.289            1.302         11,809,144
                                                     2002        1.154            1.289         17,746,645
                                                     2001        1.109            1.154         14,184,591
                                                     2000        0.986            1.109         10,402,283
                                                     1999        1.046            0.986          6,962,624
                                                     1998        1.000            1.046          2,467,008

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).......................................  2006        0.747            0.753            219,698
                                                     2005        0.706            0.747            249,215
                                                     2004        0.672            0.706            323,150
                                                     2003        0.538            0.672            555,104
                                                     2002        0.813            0.538            552,800
                                                     2001        1.000            0.813            531,538

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)..  2006        1.755            1.939          1,632,796
                                                     2005        1.512            1.755          2,547,684
                                                     2004        1.234            1.512          2,550,437
                                                     2003        0.908            1.234          2,518,082
                                                     2002        1.026            0.908          2,260,935
                                                     2001        1.000            1.026            423,144

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98)...............................  2006        1.450            1.650          1,307,513
                                                     2005        1.266            1.450          1,645,955
                                                     2004        1.103            1.266          2,168,329
                                                     2003        0.811            1.103          2,610,325
                                                     2002        1.073            0.811          2,896,144
                                                     2001        1.048            1.073          3,655,838
                                                     2000        0.989            1.048          3,760,800
                                                     1999        1.035            0.989          3,899,036
                                                     1998        1.000            1.035          1,223,602




                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01)...........................................  2006        1.177            1.232               --
                                                     2005        1.144            1.177               --
                                                     2004        1.110            1.144               --
                                                     2003        1.000            1.110               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/01).................................  2006        1.234            1.286               --
                                                     2005        1.211            1.234           60,926
                                                     2004        1.118            1.211               --
                                                     2003        1.000            1.118               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/01).................................  2006        1.288            1.247               --
                                                     2005        1.151            1.288           18,487
                                                     2004        1.091            1.151               --
                                                     2003        1.000            1.091               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.457            1.709          294,133
                                                     2005        1.310            1.457          357,017
                                                     2004        1.185            1.310               --
                                                     2003        1.000            1.185               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.423            1.528          516,595
                                                     2005        1.257            1.423          513,057
                                                     2004        1.147            1.257               --
                                                     2003        1.000            1.147               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.269            1.425          397,568
                                                     2005        1.231            1.269          421,999
                                                     2004        1.144            1.231               --
                                                     2003        1.000            1.144               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/05).................  2006        1.138            1.122               --
                                                     2005        1.000            1.138           10,681

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98)...........................................  2006        1.853            2.392               --
                                                     2005        1.486            1.853               --
                                                     2004        1.221            1.486               --
                                                     2003        1.000            1.221               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/98)...........................................  2006        1.525            1.971           68,860
                                                     2005        1.460            1.525          116,685
                                                     2004        1.141            1.460               --
                                                     2003        1.000            1.141               --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98)...................................  2006        1.496            1.694           72,880
                                                     2005        1.403            1.496           92,651
                                                     2004        1.186            1.403               --
                                                     2003        1.000            1.186               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (8/98)...................................  2006        1.155            1.311               --
                                                     2005        1.136            1.155            3,490
                                                     2004        1.110            1.136               --
                                                     2003        1.000            1.110               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (9/98)..........................  2006        1.282            1.296            5,535
                                                     2005        1.243            1.282           15,549
                                                     2004        1.146            1.243               --
                                                     2003        1.000            1.146               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98).....................  2006        1.320            1.398           13,410
                                                     2005        1.293            1.320           13,685
                                                     2004        1.190            1.293               --
                                                     2003        1.000            1.190               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.318            1.521               --
                                                     2005        1.224            1.318          155,302
                                                     2004        1.115            1.224               --
                                                     2003        1.000            1.115               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (11/98).....................  2006        1.901            2.373           57,043
                                                     2005        1.531            1.901           75,953
                                                     2004        1.260            1.531               --
                                                     2003        1.000            1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (8/98).................................  2006        1.454            1.721          238,806
                                                     2005        1.355            1.454          276,878
                                                     2004        1.173            1.355               --
                                                     2003        1.000            1.173               --

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00)...................................  2006        1.332            1.420               --
                                                     2005        1.219            1.332           22,643
                                                     2004        1.120            1.219               --
                                                     2003        1.000            1.120               --

  Janus Aspen International Growth Subaccount
  (Service Shares) (5/00)..........................  2006        1.811            2.588               --
                                                     2005        1.409            1.811               --
                                                     2004        1.218            1.409               --
                                                     2003        1.000            1.218               --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.460            1.612           19,873
                                                     2005        1.337            1.460           24,047
                                                     2004        1.139            1.337               --
                                                     2003        1.000            1.139               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.328            1.477               --
                                                     2005        1.310            1.328           49,652
                                                     2004        1.171            1.310               --
                                                     2003        1.000            1.171               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/02)........  2006        1.077            1.237           72,246
                                                     2005        1.107            1.077           86,233
                                                     2004        1.099            1.107               --
                                                     2003        1.000            1.099               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.419            1.560            2,801
                                                     2005        1.388            1.419            2,595
                                                     2004        1.232            1.388               --
                                                     2003        1.000            1.232               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01).......  2006        1.249            1.438               --
                                                     2005        1.232            1.249               --
                                                     2004        1.168            1.232               --
                                                     2003        1.000            1.168               --

  LMPVPI Global High Yield Bond Subaccount (Class
  I) (11/05).......................................  2006        1.011            1.090            7,609
                                                     2005        1.000            1.011               --

  LMPVPI Investors Subaccount (Class I) (10/98)....  2006        1.278            1.472            7,331
                                                     2005        1.231            1.278           26,982
                                                     2004        1.145            1.231               --
                                                     2003        1.000            1.145               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/05)..........................................  2006        1.035            1.137            8,523
                                                     2005        1.010            1.035               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (5/01)...........  2006        1.203            1.346           39,483
                                                     2005        1.184            1.203          118,573
                                                     2004        1.117            1.184               --
                                                     2003        1.000            1.117               --

  LMPVPII Fundamental Value Subaccount (5/01)......  2006        1.256            1.429           61,149
                                                     2005        1.230            1.256           50,174
                                                     2004        1.166            1.230               --
                                                     2003        1.000            1.166               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (5/04)...........................................  2006        0.987            1.001           17,600
                                                     2005        0.989            0.987           15,642
                                                     2004        1.000            0.989               --

  LMPVPIII Aggressive Growth Subaccount (5/00).....  2006        1.321            1.400          144,605
                                                     2005        1.214            1.321          210,796
                                                     2004        1.134            1.214               --
                                                     2003        1.000            1.134               --

  LMPVPIII High Income Subaccount (8/98)...........  2006        1.183            1.279           18,663
                                                     2005        1.183            1.183           28,299
                                                     2004        1.099            1.183               --
                                                     2003        1.000            1.099               --

  LMPVPIII Large Cap Growth Subaccount (8/98)......  2006        1.169            1.192          141,515
                                                     2005        1.140            1.169          116,338
                                                     2004        1.166            1.140               --
                                                     2003        1.000            1.166               --

  LMPVPIII Mid Cap Core Subaccount (5/01)..........  2006        1.313            1.469           18,292
                                                     2005        1.244            1.313           20,087
                                                     2004        1.156            1.244               --
                                                     2003        1.000            1.156               --

  LMPVPIII Money Market Subaccount (9/98)..........  2006        0.977            0.996          104,394
                                                     2005        0.975            0.977           97,730
                                                     2004        0.992            0.975               --
                                                     2003        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (5/04)..........................  2006        1.065            1.179          193,245
                                                     2005        1.039            1.065          192,530
                                                     2004        1.001            1.039               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (5/04)......................  2006        1.106            1.242           29,912
                                                     2005        1.066            1.106           30,019
                                                     2004        0.998            1.066               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (5/04)..........................  2006        1.042            1.140            5,089
                                                     2005        1.033            1.042            4,887
                                                     2004        1.000            1.033               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.257            1.436          129,541
                                                     2005        1.249            1.257          147,801
                                                     2004        1.138            1.249               --
                                                     2003        1.000            1.138               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.470            1.608          130,695
                                                     2005        1.394            1.470          141,600
                                                     2004        1.153            1.394               --
                                                     2003        1.000            1.153               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.583            1.497               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.196            1.252          111,517

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.419            1.492               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.258            1.332            6,841

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.593            1.744           75,404

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.143           11,015

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)..........................................  2006        1.043            1.084           75,521
                                                     2005        1.000            1.043           29,263

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (11/05)................................  2006        1.024            1.175          261,865
                                                     2005        1.000            1.024           32,456

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (11/05).......................................  2006        1.034            1.130           19,366
                                                     2005        1.000            1.034           19,409

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.324            1.299               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.302            1.283           21,542

  MIST MFS(R) Research International Subaccount
  (Class B) (11/05)................................  2006        1.059            1.307               --
                                                     2005        1.000            1.059               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.441            1.582           48,744

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Neuberger Berman Real Estate Subaccount
  (Class B) (11/05)................................  2006        1.074            1.439           23,215
                                                     2005        1.000            1.074            2,539

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class B) (11/05)................................  2006        0.999            0.977           25,444
                                                     2005        1.000            0.999           25,444

  MIST PIMCO Total Return Subaccount (Class B)
  (11/05)..........................................  2006        1.011            1.029           66,295
                                                     2005        1.000            1.011           39,439

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.330            1.421           13,496

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.133            1.184           23,728

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (11/06)................................  2006        1.477            1.507           35,625

  MIST Van Kampen Comstock Subaccount (Class B)
  (12/05)..........................................  2006        1.009            1.141               --
                                                     2005        1.012            1.009               --

  MIST Van Kampen Mid-Cap Growth Subaccount (Class
  B) (11/05).......................................  2006        1.032            1.090           22,264
                                                     2005        1.000            1.032           13,202

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.330            1.290           89,409

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.004            1.035          208,908

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.266            1.274            5,808

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.290            1.314           46,776

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.038            1.102               --

  MSF Salomon Brothers U.S. Government Subaccount
  (Class B) (11/05) *..............................  2006        1.004            0.992               --
                                                     2005        1.000            1.004               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062           53,882

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.034            1.063          107,354

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05)....................................  2006        0.988            0.970          239,603
                                                     2005        1.000            0.988          291,237

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.043            1.055          677,559
                                                     2005        1.045            1.043          669,718
                                                     2004        1.022            1.045               --
                                                     2003        1.000            1.022               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)...........................................  2006        1.231            1.332               --
                                                     2005        1.178            1.231               --
                                                     2004        1.124            1.178               --
                                                     2003        1.000            1.124               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.458            1.814               --
                                                     2005        1.334            1.458               --
                                                     2004        1.178            1.334               --
                                                     2003        1.000            1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.582            1.809           39,292
                                                     2005        1.517            1.582           47,244
                                                     2004        1.234            1.517               --
                                                     2003        1.000            1.234               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/98)...........................................  2006        1.247            1.324               --
                                                     2005        1.177            1.247               --
                                                     2004        1.134            1.177               --
                                                     2003        1.000            1.134               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98)...........................................  2006        1.454            1.583               --
                                                     2005        1.327            1.454               --
                                                     2004        1.170            1.327               --
                                                     2003        1.000            1.170               --

  Travelers Equity Income Subaccount (5/03)........  2006        1.232            1.290               --
                                                     2005        1.210            1.232           44,490
                                                     2004        1.130            1.210               --
                                                     2003        1.000            1.130               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Federated High Yield Subaccount
  (5/02)...........................................  2006        1.170            1.196               --
                                                     2005        1.171            1.170          116,707
                                                     2004        1.089            1.171               --
                                                     2003        1.000            1.089               --

  Travelers Large Cap Subaccount (8/98)............  2006        1.232            1.266               --
                                                     2005        1.164            1.232            6,234
                                                     2004        1.121            1.164               --
                                                     2003        1.000            1.121               --

  Travelers Managed Income Subaccount (7/98).......  2006        1.017            1.004               --
                                                     2005        1.029            1.017          274,620
                                                     2004        1.027            1.029               --
                                                     2003        1.000            1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/98)..........................................  2006        1.341            1.419               --
                                                     2005        1.228            1.341               --
                                                     2004        1.087            1.228               --
                                                     2003        1.000            1.087               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (5/00)...........................................  2006        1.261            1.330               --
                                                     2005        1.256            1.261           93,875
                                                     2004        1.130            1.256               --
                                                     2003        1.000            1.130               --

  Travelers MFS(R) Total Return Subaccount
  (11/05)..........................................  2006        1.009            1.038               --
                                                     2005        1.000            1.009               --

  Travelers MFS(R) Value Subaccount (11/98)........  2006        1.338            1.441               --
                                                     2005        1.290            1.338           69,189
                                                     2004        1.141            1.290               --
                                                     2003        1.000            1.141               --

  Travelers Mondrian International Stock Subaccount
  (7/98)...........................................  2006        1.392            1.593               --
                                                     2005        1.304            1.392           74,090
                                                     2004        1.156            1.304               --
                                                     2003        1.000            1.156               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.258            1.330               --
                                                     2005        1.218            1.258           14,943
                                                     2004        1.125            1.218               --
                                                     2003        1.000            1.125               --

  Travelers Pioneer Mid Cap Value Subaccount
  (5/05)...........................................  2006        1.080            1.133               --
                                                     2005        1.000            1.080           16,278

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (5/01).....  2006        1.190            1.238               --
                                                     2005        1.197            1.190            6,375
                                                     2004        1.114            1.197               --
                                                     2003        1.000            1.114               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.134            1.302               --
                                                     2005        1.000            1.134           21,947

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.100            1.258               --
                                                     2005        1.000            1.100            5,912

  Travelers U.S. Government Securities Subaccount
  (8/98)...........................................  2006        1.076            1.034               --
                                                     2005        1.058            1.076          125,818
                                                     2004        1.023            1.058               --
                                                     2003        1.000            1.023               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).......................................  2006        1.214            1.214            7,008
                                                     2005        1.157            1.214            8,437
                                                     2004        1.112            1.157               --
                                                     2003        1.000            1.112               --

Variable Insurance Products Fund
  VIP Mid Cap Subaccount (Service Class 2) (5/01)..  2006        1.670            1.829           77,448
                                                     2005        1.452            1.670           94,822
                                                     2004        1.195            1.452               --
                                                     2003        1.000            1.195               --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (11/98)...............................  2006        1.545            1.742               --
                                                     2005        1.361            1.545               --
                                                     2004        1.196            1.361               --
                                                     2003        1.000            1.196               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other changes. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation Portfolio         Janus Forty Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lord Abbett Growth Opportunities Portfolio   Van Kampen Mid-Cap Growth Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Federated High Yield Portfolio               BlackRock High Yield Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large Cap Core Portfolio             BlackRock Large-Cap Core Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
  INC.                                           INC.
  Legg Mason Partners Variable High Yield      Legg Mason Partners Variable Global High
     Bond Portfolio                                 Yield Bond Portfolio


UNDERLYING FUND MERGERS/REORGANIZATIONS
The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend        Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable All Cap         Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Global High     Legg Mason Partners Variable Global High
     Yield Bond Portfolio -- Class I                Yield Bond Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Portfolio -- Class I                    Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core    Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market    Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Opportunities Portfolio                 Portfolio -- Class I
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A   Lazard Mid-Cap Portfolio -- Class B


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series I        Capital Guardian U.S. Equity
                                                    Portfolio -- Class A
CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Credit Suisse Trust Emerging Markets         MFS(R) Emerging Markets Equity
     Portfolio                                      Portfolio -- Class A
DELAWARE VIP TRUST                             MET INVESTORS SERIES TRUST
  Delaware VIP REIT Series -- Standard Class   Neuberger Berman Real Estate
                                                    Portfolio -- Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income         Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Mid Cap Value             Lord Abbett Mid-Cap Value Portfolio -- Class
     Portfolio -- Class VC                          B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B


UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.


      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-20, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-20.

Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-20

[ ] MLAC-Book-20


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